Label	Element	Value
Central Index Key	dei_EntityCentralIndexKey	0001300746
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2014
Amendment Flag	dei_AmendmentFlag	false
Registrant Name	dei_EntityRegistrantName	Intrepid Capital Management Funds Trust
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2015
Intrepid Endurance Fund | Investor Class (Intrepid Endurance Fund)
Trading Symbol	dei_TradingSymbol	ICMAX
Intrepid Endurance Fund | Institutional Class (Intrepid Endurance Fund)
Trading Symbol	dei_TradingSymbol	ICMZX